Basis of Presentation and Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2012
Basis of Presentation and Recent Accounting Pronouncements [Abstract]
Basis of Presentation and Recent Accounting Pronouncements
2.  Basis of Presentation and Recent Accounting Pronouncements

The accompanying unaudited interim consolidated financial statements as of and for the three months ended March 31, 2012 have been prepared in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") for interim financial information and with the instructions to Form 10-Q.  Accordingly, they do not include all of the information and notes required by generally accepted accounting principles for complete financial statements.  In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included.  All intercompany balances and transactions have been eliminated.  Operating results for the three months ended March 31, 2012 are not necessarily indicative of the results that may be expected for any future periods or the year ending December 31, 2012.  The accompanying unaudited consolidated financial statements should be read in conjunction with the Company's Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 30, 2012.

Revenue Recognition

Revenue is recognized pursuant to applicable accounting standards including FASB ASC Topic 605 ("ASC 605"), Revenue Recognition. ASC 605 summarize certain points of the SEC staff's views in applying generally accepted accounting principles to revenue recognition in financial statements and provide guidance on revenue recognition issues in the absence of authoritative literature addressing a specific arrangement or a specific industry.

The Company's revenue recognition policy complies with the requirements of ASC 605.  Revenue is recognized when i) persuasive evidence of an arrangement exists, ii) delivery has occurred, iii) the sales price is fixed or determinable, iv) collection is probable and v) all obligations have been substantially performed pursuant to the terms of the arrangement. Revenues primarily consist of the sales and prototyping of Liquidmetal mold and bulk alloys, licensing and royalties for the use of the Liquidmetal brand and bulk Liquidmetal alloys.  Revenue is deferred and included in liabilities when the Company receives cash in advance for goods not yet delivered or if the licensing term has not begun.

License revenue arrangements in general provide for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company. These rights typically include the grant of an exclusive or non-exclusive right to manufacture and/or sell products covered by patented technologies owned or controlled by the Company.  The intellectual property rights granted may be perpetual in nature, extending until the expiration of the related patents, or can be granted for a defined period of time.

Licensing revenues that are one time fees upon the granting of the license are recognized when i) the license term begins in a manner consistent with the nature of the transaction and the earnings process, ii) when collectability is reasonably assured or upon receipt of an upfront fee, and iii) when all other revenue recognition criteria have been met.  Pursuant to the terms of these agreements, the Company has no further obligation with respect to the grant of the license.   Licensing revenues that are related to royalties are recognized as the royalties are earned over the related period.

Fair Value of Financial Instruments

The estimated fair values of amounts reported in the consolidated financial statements have been determined using available market information and valuation methodologies, as applicable.  The fair value of cash and trade receivables approximate their carrying value due to their short maturities.  The fair value of non-current assets and liabilities approximate their carrying value unless otherwise stated.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Entities are required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value based upon the following fair value hierarchy:

Level 1 -	Quoted prices in active markets for identical assets or liabilities;

Level 2 -
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company has one Level 2 financial instrument, warrants that are recorded at fair value on a periodic basis. Warrants are evaluated under the hierarchy of FASB ASC Subtopic 480-10, FASB ASC Paragraph 815-25-1 and FASB ASC Subparagraph 815-10-15-74 addressing embedded derivatives. The fair value of such warrants is estimated using the Black-Scholes option pricing model. Any warrant liability is classified in accordance with the FASB Staff Position (FSP) No. 150-5, Issuer's Accounting under Statement No. 150 for Freestanding Warrants and Other Similar Instruments on Shares that are Redeemable ('FSP No. 15-5", now incorporated into and superseded by FASB ASC 480-10-25-9 and 25-13, Obligations to Repurchase Issuer's Equity Shares by Transferring Assets). (see Note 9).

Recent Accounting Pronouncements

In June 2011, the FASB, issued guidance regarding the presentation of comprehensive income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements.  The updated guidance is effective on a retrospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The Company has adopted the guidance beginning on January 1, 2012.

In May 2011, the FASB issued additional guidance on fair value measurements that clarifies the application of existing guidance and disclosure requirements, changes certain fair value measurement principles and requires additional disclosures about fair value measurements. The updated guidance is effective on a prospective basis for financial statements issued for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011.  The Company has adopted the guidance beginning on January 1, 2012.

In April 2010, the FASB codified the consensus reached in Emerging Issues Task Force Issue No. 08-09, "Milestone Method of Revenue Recognition." FASB ASU No. 2010-17 "Revenue Recognition - Milestone Method (Topic 605)" provides guidance on defining a milestone and determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. FASB ASU No. 2010 - 17 is effective on a prospective basis for milestones achieved after the adoption date. The Company's adoption of this guidance on January 1, 2011 did not have a significant impact on its consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA and the SEC did not or are not believed by management to have a material impact on the Company's present or future consolidated financial statements.